Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
September 30, 2023
VIPVAL-NPRT3-1123
1.808786.119
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	116,200	4,050,445
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (b)	44,773	5,858,995
Meta Platforms, Inc. Class A (b)	21,539	6,466,223
		12,325,218
Media - 1.2%
Comcast Corp. Class A	85,862	3,807,121
Nexstar Broadcasting Group, Inc. Class A	14,400	2,064,528
		5,871,649
TOTAL COMMUNICATION SERVICES		22,247,312
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 1.3%
Adient PLC (b)	63,300	2,323,110
Autoliv, Inc.	40,671	3,923,938
		6,247,048
Automobiles - 0.7%
Harley-Davidson, Inc.	97,200	3,213,432
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations, Inc. (b)	83,694	3,406,346
Household Durables - 0.8%
Tempur Sealy International, Inc.	92,300	4,000,282
Leisure Products - 1.6%
Brunswick Corp.	39,500	3,120,500
Mattel, Inc. (b)	195,600	4,309,068
		7,429,568
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	236,089	3,921,438
Lithia Motors, Inc. Class A (sub. vtg.)	11,668	3,445,910
Signet Jewelers Ltd.	37,600	2,700,056
Upbound Group, Inc.	114,366	3,368,079
Victoria's Secret & Co. (b)	170,465	2,843,356
		16,278,839
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	80,400	2,253,509
TOTAL CONSUMER DISCRETIONARY		42,829,024
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Keurig Dr. Pepper, Inc.	239,832	7,571,496
Consumer Staples Distribution & Retail - 1.8%
U.S. Foods Holding Corp. (b)	210,307	8,349,188
Food Products - 1.9%
Bunge Ltd.	37,600	4,070,200
Darling Ingredients, Inc. (b)	96,476	5,036,047
		9,106,247
TOTAL CONSUMER STAPLES		25,026,931
ENERGY - 12.5%
Energy Equipment & Services - 1.3%
Expro Group Holdings NV (b)	263,323	6,116,993
Oil, Gas & Consumable Fuels - 11.2%
Canadian Natural Resources Ltd. (c)	106,588	6,893,201
Cenovus Energy, Inc. (Canada)	243,900	5,078,220
Exxon Mobil Corp.	127,831	15,030,371
Hess Corp.	45,491	6,960,123
Imperial Oil Ltd. (c)	115,756	7,129,871
Targa Resources Corp.	63,154	5,413,561
Tourmaline Oil Corp. (c)	124,073	6,243,615
		52,748,962
TOTAL ENERGY		58,865,955
FINANCIALS - 19.8%
Banks - 5.1%
East West Bancorp, Inc.	92,300	4,865,133
First Citizens Bancshares, Inc.	4,544	6,271,174
M&T Bank Corp.	29,784	3,766,187
Popular, Inc.	52,800	3,326,928
U.S. Bancorp	173,622	5,739,943
		23,969,365
Capital Markets - 3.8%
Ameriprise Financial, Inc.	19,398	6,395,133
LPL Financial	28,031	6,661,567
Raymond James Financial, Inc.	46,684	4,688,474
		17,745,174
Consumer Finance - 1.8%
OneMain Holdings, Inc.	122,647	4,916,918
SLM Corp.	253,786	3,456,565
		8,373,483
Financial Services - 4.1%
Apollo Global Management, Inc.	85,986	7,718,103
Global Payments, Inc.	59,248	6,836,627
Walker & Dunlop, Inc.	61,978	4,601,247
		19,155,977
Insurance - 5.0%
American Financial Group, Inc.	39,900	4,455,633
Assurant, Inc.	43,805	6,289,522
Reinsurance Group of America, Inc.	39,221	5,694,497
The Travelers Companies, Inc.	45,078	7,361,688
		23,801,340
TOTAL FINANCIALS		93,045,339
HEALTH CARE - 11.8%
Health Care Providers & Services - 6.2%
Centene Corp. (b)	146,733	10,106,969
Cigna Group	41,303	11,815,549
CVS Health Corp.	104,944	7,327,190
		29,249,708
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR	116,987	7,922,360
Jazz Pharmaceuticals PLC (b)	40,696	5,267,690
Roche Holding AG (participation certificate)	22,545	6,154,810
Sanofi SA sponsored ADR	128,768	6,907,116
		26,251,976
TOTAL HEALTH CARE		55,501,684
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.2%
The Boeing Co. (b)	29,355	5,626,766
Air Freight & Logistics - 1.5%
FedEx Corp.	26,596	7,045,812
Building Products - 0.9%
Builders FirstSource, Inc. (b)	34,186	4,255,815
Commercial Services & Supplies - 0.9%
The Brink's Co.	58,834	4,273,702
Construction & Engineering - 1.0%
Willscot Mobile Mini Holdings (b)	106,667	4,436,281
Electrical Equipment - 1.0%
Regal Rexnord Corp.	33,897	4,843,203
Ground Transportation - 2.9%
Knight-Swift Transportation Holdings, Inc. Class A	81,500	4,087,225
U-Haul Holding Co. (non-vtg.)	82,997	4,348,213
XPO, Inc. (b)	65,672	4,903,072
		13,338,510
Industrial Conglomerates - 1.2%
General Electric Co.	52,492	5,802,991
Machinery - 2.7%
Allison Transmission Holdings, Inc.	80,333	4,744,467
Chart Industries, Inc. (b)	15,400	2,604,448
Kennametal, Inc.	55,552	1,382,134
Timken Co.	55,452	4,075,167
		12,806,216
Professional Services - 1.6%
Concentrix Corp.	48,659	3,898,072
Manpower, Inc.	46,342	3,397,795
		7,295,867
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	20,017	1,544,712
TOTAL INDUSTRIALS		71,269,875
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 1.2%
Lumentum Holdings, Inc. (b)	127,970	5,781,685
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (b)	287,996	7,770,132
Software - 0.8%
NCR Corp. (b)	133,186	3,592,026
Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology Holdings PLC	68,800	4,537,360
TOTAL INFORMATION TECHNOLOGY		21,681,203
MATERIALS - 6.5%
Chemicals - 5.0%
Axalta Coating Systems Ltd. (b)	102,478	2,756,658
Celanese Corp. Class A	37,100	4,656,792
Methanex Corp.	93,000	4,189,650
Olin Corp.	83,080	4,152,338
The Chemours Co. LLC	140,000	3,927,000
Westlake Corp.	31,800	3,964,506
		23,646,944
Metals & Mining - 0.9%
Glencore PLC	699,700	3,984,450
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	51,500	2,846,405
TOTAL MATERIALS		30,477,799
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.6%
CubeSmart	11,396	434,529
Equity Lifestyle Properties, Inc.	39,101	2,491,125
Prologis (REIT), Inc.	36,653	4,112,833
Ventas, Inc.	79,100	3,332,483
Welltower, Inc.	81,120	6,645,350
		17,016,320
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (b)	29,980	4,232,576
TOTAL REAL ESTATE		21,248,896
UTILITIES - 5.8%
Electric Utilities - 3.6%
Constellation Energy Corp.	56,578	6,171,528
FirstEnergy Corp.	40,200	1,374,036
PG&E Corp. (b)	388,345	6,264,005
PPL Corp.	125,600	2,959,136
		16,768,705
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	190,278	2,892,226
Vistra Corp.	120,200	3,988,236
		6,880,462
Multi-Utilities - 0.8%
Sempra	55,052	3,745,188
TOTAL UTILITIES		27,394,355
TOTAL COMMON STOCKS (Cost $384,096,021)		469,588,373

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,489,986	2,490,484
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	16,244,670	16,246,294
TOTAL MONEY MARKET FUNDS (Cost $18,736,778)		18,736,778

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $402,832,799)	488,325,151
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(17,780,843)
NET ASSETS - 100.0%	470,544,308

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,050,445 or 0.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,324,719	59,232,936	66,067,171	154,954	-	-	2,490,484	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,787,331	98,627,958	85,168,995	21,590	-	-	16,246,294	0.1%
Total	12,112,050	157,860,894	151,236,166	176,544	-	-	18,736,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.